Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK MULTI-ASSET INCOME PORTFOLIO - Investor C Shares	Nov. 27, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	911
Expense Example, No Redemption, 10 Years	$ 1,790